UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2012

Item 1. Reports to Stockholders

Fidelity®

Global Strategies

Fund

Annual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Consolidated Investments	(Click Here)	A complete list of the fund's consolidated investments with their market values.
Consolidated Financial Statements	(Click Here)	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the consolidated financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended May 31, 2012	Past 1 year	Life of fund A
Fidelity® Global Strategies Fund B	-5.18%	0.53%

A From October 31, 2007.

B Prior to June 1, 2011, Fidelity® Global Strategies Fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Global Strategies Fund, a class of the fund, on October 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index and the MSCI® ACWI® (All Country World Index) Index A performed over the same period.

A Effective June 1, 2011, Fidelity Global Strategies Fund began comparing its performance to the MSCI ACWI Index rather than the S&P 500 Index because the MSCI ACWI Index conforms more closely to the fund's investment strategies.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equities endured volatile swings during the 12-month period ending May 31, 2012, jostled by a number of headline events. In the face of Europe's sovereign debt crisis and a slow U.S. economic recovery, investors' heightened sensitivity to risk sparked a global sell-off that by early fall pushed many overseas markets to their lowest level in more than a year. Additionally, worries increased about a potentially sharp slowdown of gross domestic product (GDP) growth in China - one of the world economy's few bright spots during the Great Recession of 2007-2009. After several months of declines, global stocks staged two mini-rallies, in October and again in early 2012, as investors' anxiety began to ease amid hope for a resolution to Europe's debt woes. However, resurgent uncertainty about Europe and disappointing U.S. employment calling into question the strength of the nation's economy caused stocks to stumble in April and May. For the full year, the MSCI® ACWI® (All Country World Index) Index returned -11.97%, partly held back by currency fluctuations. Global bond markets saw comparatively better results, with foreign developed-markets debt posting a -0.24% result, as measured by the Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index, and U.S. investment-grade bonds rising 7.12%, according to the Barclays® U.S. Aggregate Bond Index.

Comments from Andrew Dierdorf and Jurrien Timmer, Co-Portfolio Managers of Fidelity® Global Strategies Fund: For the year, the fund's Retail Class shares returned -5.18%, versus -11.97% for the fund's primary benchmark, the MSCI® ACWI®, and -4.97% for the Fidelity Global Strategies Composite IndexSM, which, in its mix of global equities and bonds, we believe is a more representative comparison than the MSCI ACWI. Good overall stock selection, as well as a timely overweighting in equities early in 2012 and an underweighting in the spring, contributed to relative performance. The fund especially benefited from U.S. stocks, although emerging-markets stocks limited the fund's gains. An out-of-benchmark stake in cash also added value - it was 4%, on average, during the period but much higher than that in its final months. Having a large cash position was particularly valuable in April and May, when concern about Europe and the global economy returned to center stage. In contrast, the largest detractor by far was the fund's material underweighting in U.S. and international investment-grade bonds, especially during the first three months of the reporting period when the market was under pressure. However, our allocation to Treasury Inflation-Protected Securities (TIPS) was a notable bright spot.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	.65%
Actual		$ 1,000.00	$ 1,026.50	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,021.75	$ 3.29
Class T	.90%
Actual		$ 1,000.00	$ 1,025.10	$ 4.56
HypotheticalA		$ 1,000.00	$ 1,020.50	$ 4.55
Class B	1.40%
Actual		$ 1,000.00	$ 1,022.70	$ 7.08
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.06
Class C	1.40%
Actual		$ 1,000.00	$ 1,022.20	$ 7.08
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.06
Global Strategies	.40%
Actual		$ 1,000.00	$ 1,026.90	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.00	$ 2.02
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,028.00	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.00	$ 2.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.
Portfolio Composition as of May 31, 2012 **
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 15.4%	Domestic Equity 20.1%
Emerging Markets Equity 4.4%	Emerging Markets Equity 8.8%
High Yield Fixed-Income 6.3%	High Yield Fixed-Income 8.7%
International Equity 13.4%	International Equity 18.1%
Investment Grade Fixed-Income 34.5%	Investment Grade Fixed-Income 11.3%
Commodities and Related Investments 8.7%	Commodities and Related Investments 23.5%
Short-Term and Net Other Assets 11.5%	Short-Term and Net Other Assets 0.9%
Sectors* 5.8%	Sectors* 8.6%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.

* Includes equity and fixed-income sector funds such as Consumer Staples, Real Estate and Utilities. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

Asset Allocation (% of fund's investments)**
As of May 31, 2012	As of November 30, 2011
Equities 38.4%	Equities 55.1%
Bonds 41.4%	Bonds 20.5%
Short-Term and Other 20.2%	Short-Term and Other 24.4%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

**Equities includes ETFs, mutual funds and direct holdings in equity securities. Bonds include ETFs, mutual funds and fixed-income securities maturing in more than one year. Short-Term includes cash and cash equivalents, and Other includes investments that do not fall into the Equities or Bonds categories and net other assets.

Annual Report

Consolidated Investments May 31, 2012

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 38.4%
	Shares	Value
Diversified Emerging Markets Funds - 3.1%
Claymore/BNY Mellon Frontier Markets ETF	140,000	$ 2,696,400
EGShares Emerging Markets Consumer ETF (d)	162,900	3,585,429
iShares MSCI Thailand Investable Market Index ETF (d)	40,900	2,713,715
Market Vectors Indonesia Index ETF	101,900	2,579,089
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		11,574,633
Foreign Large Blend Funds - 6.2%
Fidelity Total International Equity Fund (e)	3,272,187	20,811,106
iShares MSCI EAFE Index ETF	57,800	2,760,528
TOTAL FOREIGN LARGE BLEND FUNDS		23,571,634
Japan Stock Funds - 3.2%
iShares MSCI Japan Index ETF (d)	320,000	2,844,800
WisdomTree Japan Hedged Equity ETF (d)	305,900	9,467,605
TOTAL JAPAN STOCK FUNDS		12,312,405
Large Blend Funds - 10.2%
Fidelity Mega Cap Stock Fund (e)	773,233	8,234,929
iShares S&P 100 Index ETF (d)	167,100	10,039,368
SPDR S&P 500 ETF Trust (d)	154,300	20,288,907
TOTAL LARGE BLEND FUNDS		38,563,204
Large Growth Funds - 2.2%
Fidelity Advisor Stock Selector All Cap Fund Institutional Class (e)	431,082	8,358,670
Large Value Funds - 3.0%
iShares Dow Jones Select Dividend Index ETF	209,300	11,490,570
Latin America Stock Funds - 0.5%
iShares MSCI Chile Index ETF (d)	28,600	1,703,130
Pacific Asia ex-Japan Stock Funds - 0.8%
iShares MSCI Malaysia Index ETF (d)	225,600	3,131,328
Sector Funds - Consumer Staples - 1.8%
Consumer Staples Select Sector SPDR ETF (d)	204,800	6,914,048
Equity Funds - continued
	Shares	Value
Sector Funds - Real Estate - 1.8%
DJ Wilshire REIT ETF (d)	70,000	$ 4,874,100
iShares FTSE NAREIT Residential Index ETF	42,400	1,958,880
TOTAL SECTOR FUNDS - REAL ESTATE		6,832,980
Sector Funds - Utilities - 1.6%
Utilities Select Sector SPDR ETF (d)	168,800	6,053,168
World Stock Funds - 4.0%
iShares MSCI ACWI Index ETF	355,600	15,052,548
TOTAL EQUITY FUNDS (Cost $149,031,894)		145,558,318
Fixed-Income Funds - 41.4%

Bank Loan Funds - 4.0%
Fidelity Floating Rate High Income Fund (e)	1,564,389	15,221,509
Emerging Markets Bond Funds - 2.3%
Fidelity New Markets Income Fund (e)	537,553	8,702,978
Inflation-Protected Bond Funds - 4.7%
iShares Barclays TIPS Bond ETF	148,600	18,026,666
Intermediate-Term Bond Funds - 22.7%
Fidelity Investment Grade Bond Fund (e)	4,645,038	36,602,897
iShares Barclays Aggregate Bond ETF	443,700	49,499,174
TOTAL INTERMEDIATE-TERM BOND FUNDS		86,102,071
Long Government Bond Funds - 6.1%
iShares Barclays 20+ Year Treasury Bond ETF (d)	180,000	22,968,000
Long-Term Bond Funds - 1.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF (d)	33,400	3,906,798
Sector Funds - Real Estate - 0.6%
Fidelity Real Estate Income Fund (e)	214,990	2,347,690
TOTAL FIXED-INCOME FUNDS (Cost $151,686,715)		157,275,712
Other - 8.7%

Commodity Funds - Energy - 0.4%
PowerShares DB Oil ETF (a)	61,900	1,528,930
Other - continued
	Shares	Value
Commodity Funds - Precious Metals - 4.9%
iShares COMEX Gold Trust ETF (a)	1,218,500	$ 18,533,385
Exchange - Traded Notes - Energy - 2.3%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24)	241,900	8,839,026
Specialty Precious Metals Funds - 1.1%
Market Vectors Gold Miners ETF	95,000	4,159,100
TOTAL OTHER (Cost $29,178,494)		33,060,441
Money Market Funds - 18.7%

Fidelity Cash Central Fund, 0.17% (b)	76,772	76,772
Fidelity Institutional Money Market Portfolio Institutional Class (e)	12,554,567	12,554,567
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	58,205,650	58,205,650
TOTAL MONEY MARKET FUNDS (Cost $70,836,989)		70,836,989
Cash Equivalents - 8.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.18%, dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) # (Cost $30,825,000)	$ 30,825,154	30,825,000
TOTAL INVESTMENT PORTFOLIO - 115.3% (Cost $431,559,092)		437,556,460
NET OTHER ASSETS (LIABILITIES) - (15.3)%		(58,222,590)
NET ASSETS - 100%		$ 379,333,870
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
ETN	-	Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$30,825,000 due 6/01/12 at 0.18%
Barclays Capital, Inc.	$ 5,081,489
Citibank NA	2,903,708
Credit Suisse Securities (USA) LLC	14,518,539
Mizuho Securities USA, Inc.	4,355,562
RBS Securities, Inc.	1,497,550
Societe Generale	1,451,854
Wells Fargo Securities LLC	1,016,298
$ 30,825,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 78
Fidelity Securities Lending Cash Central Fund	243,901
Total	$ 243,979
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 152,093	$ -	$ 148,828	$ -	$ -
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	44,979,095	2,389,792	36,630,825	66,316	8,358,670
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Canada Fund	$ 56,758	$ -	$ 55,320	$ -	$ -
Fidelity China Region Fund	71,837	-	71,131	-	-
Fidelity Commodity Strategy Fund	4,514,895	770,473	3,759,303	-	-
Fidelity Disciplined Equity Fund	205,440	-	200,819	-	-
Fidelity Emerging Markets Fund	77,957	-	76,827	-	-
Fidelity Energy Service Portfolio	57,788	-	56,175	-	-
Fidelity Floating Rate High Income Fund	4,449,428	15,057,912	4,275,153	355,427	15,221,509
Fidelity Global Commodity Stock Fund	52,378	-	51,077	-	-
Fidelity Gold Portfolio	55,763	-	54,825	-	-
Fidelity High Income Fund	4,463,058	63,565	4,230,906	63,217	-
Fidelity Institutional Money Market Portfolio Institutional Class	47,444	12,504,607	-	7,123	12,554,567
Fidelity International Real Estate Fund	51,334	-	50,796	-	-
Fidelity International Small Cap Opportunities Fund	59,380	-	58,575	-	-
Fidelity Investment Grade Bond Fund	44,519,761	18,849,368	28,387,486	1,247,291	36,602,897
Fidelity Latin America Fund	55,800	-	54,573	-	-
Fidelity Leveraged Company Stock Fund	4,450,821	41,459	3,835,113	41,459	-
Fidelity Mega Cap Stock Fund	4,558,084	3,947,800	-	51,519	8,234,929
Fidelity Natural Gas Portfolio	58,429	-	56,860	-	-
Fidelity New Markets Income Fund	4,506,511	4,111,904	-	261,424	8,702,978
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Real Estate Income Fund	$ 8,904,700	$ 251,170	$ 6,388,864	$ 190,292	$ 2,347,690
Fidelity Real Estate Investment Portfolio	58,294	-	56,559	-	-
Fidelity Total International Equity Fund	44,404,889	2,794,056	18,286,116	498,012	20,811,106
Total	$ 170,811,937	$ 60,782,106	$ 106,786,131	$ 2,782,080	$ 112,834,346
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 51,651,167	$ 45,903,165	$ 79,170,000	$ 18,606,579
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	May 31, 2012

Assets
Investment in securities, at value (including securities loaned of $57,179,672 and repurchase agreements of $30,825,000) - See accompanying schedule: Unaffiliated issuers (cost $260,625,830)	$ 266,439,692
Fidelity Central Funds (cost $58,282,422)	58,282,422
Affiliated underlying funds (cost $112,650,840)	112,834,346
Total Investments (cost $431,559,092)		$ 437,556,460
Cash		837
Receivable for investments sold		58,145
Receivable for fund shares sold		226,743
Dividends receivable		276,623
Distributions receivable from Fidelity Central Funds		13,993
Receivable from investment adviser for expense reductions		4,736
Other affiliated receivables		1,250
Other receivables		810
Total assets		438,139,597

Liabilities
Payable for investments purchased	$ 155,963
Payable for fund shares redeemed	239,250
Accrued management fee	132,991
Distribution and service plan fees payable	71,769
Other payables and accrued expenses	104
Collateral on securities loaned, at value	58,205,650
Total liabilities		58,805,727

Net Assets		$ 379,333,870
Net Assets consist of:
Paid in capital		$ 376,918,622
Undistributed net investment income		1,178,178
Accumulated undistributed net realized gain (loss) on investments		(4,760,298)
Net unrealized appreciation (depreciation) on investments		5,997,368
Net Assets		$ 379,333,870

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements - continued

Consolidated Statement of Assets and Liabilities - continued

May 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($56,126,558 ÷ 6,229,569 shares)	$ 9.01

Maximum offering price per share (100/94.25 of $9.01)	$ 9.56
Class T: Net Asset Value and redemption price per share ($29,412,210 ÷ 3,275,514 shares)	$ 8.98

Maximum offering price per share (100/96.50 of $8.98)	$ 9.31
Class B: Net Asset Value and offering price per share ($4,649,169 ÷ 518,809 shares)A	$ 8.96

Class C: Net Asset Value and offering price per share ($51,078,824 ÷ 5,749,234 shares)A	$ 8.88

Global Strategies: Net Asset Value, offering price and redemption price per share ($213,525,991 ÷ 23,607,265 shares)	$ 9.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,541,118 ÷ 2,712,937 shares)	$ 9.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Statement of Operations

	Year ended May 31, 2012

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 6,080,386
Affiliated		2,782,080
Interest		11,396
Income from Fidelity Central Funds		243,979
Total income		9,117,841

Expenses
Management fee	$ 2,134,548
Distribution and service plan fees	896,296
Custodian fees and expenses	718
Independent trustees' compensation	1,430
Subsidiary directors' fees	15,000
Miscellaneous	604
Total expenses before reductions	3,048,596
Expense reductions	(591,601)	2,456,995
Net investment income (loss)		6,660,846
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund shares:
Investment securities:
Unaffiliated	(9,830,198)
Affiliated	5,900,359
Realized gain distributions from underlying funds:
Unaffiliated	5,849
Affiliated	867,895
Total net realized gain (loss)	(3,056,095)
Change in net unrealized appreciation (depreciation) on investment securities	(29,591,374)
Net gain (loss)	(32,647,469)
Net increase (decrease) in net assets resulting from operations	$ (25,986,623)

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements - continued

Consolidated Statement of Changes in Net Assets

	Year ended May 31, 2012	Five months ended May 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,660,846	$ 904,296	$ 3,242,631
Net realized gain (loss)	(3,056,095)	18,384,125	3,246,480
Change in net unrealized appreciation (depreciation)	(29,591,374)	(436,598)	33,064,920
Net increase (decrease) in net assets resulting from operations	(25,986,623)	18,851,823	39,554,031
Distributions to shareholders from net investment income	(6,386,326)	(206,898)	(3,211,863)
Distributions to shareholders from net realized gain	(13,687,546)	(412,038)	(1,593,508)
Total distributions	(20,073,872)	(618,936)	(4,805,371)
Share transactions - net increase (decrease)	(21,838,052)	69,073,439	103,582,667
Total increase (decrease) in net assets	(67,898,547)	87,306,326	138,331,327

Net Assets
Beginning of period	447,232,417	359,926,091	221,594,764
End of period (including undistributed net investment income of $1,178,178, undistributed net investment income of $781,368 and undistributed net investment income of $126,425, respectively)	$ 379,333,870	$ 447,232,417	$ 359,926,091

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class A

Years ended May 31,	2012	2011 I	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.55	$ 8.45	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.02	.10	.11	.15	.06
Net realized and unrealized gain (loss)	(.68)	.43	1.13	1.80	(2.88)	(.34)
Total from investment operations	(.53)	.45	1.23	1.91	(2.73)	(.28)
Distributions from net investment income	(.14)	(.01)	(.09)	(.09)	(.12)	(.05)
Distributions from net realized gain	(.30)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.44)	(.02)	(.13)M	(.14) L	(.18)	(.13)
Net asset value, end of period	$ 9.01	$ 9.98	$ 9.55	$ 8.45	$ 6.68	$ 9.59
Total Return B,C,D	(5.34)%	4.67%	14.64%	28.60%	(28.59)%	(2.85)%
Ratios to Average Net Assets F,J
Expenses before reductions	.79%	.79% A	.77%	.75%	.75%	.75% A
Expenses net of fee waivers, if any	.65%	.65% A	.65%	.65%	.65%	.65% A
Expenses net of all reductions	.64%	.64% A	.65%	.65%	.65%	.65% A
Net investment income (loss)	1.63%	.49% A	1.16%	1.48%	1.78%	3.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,127	$ 71,672	$ 57,226	$ 32,556	$ 6,786	$ 1,591
Portfolio turnover rate G	136%	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended December 31.

L Total distributions of $.14 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.053 per share.

M Total distributions of $.13 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class T

Years ended May 31,	2012	2011 I	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.53	$ 8.43	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.01	.08	.09	.12	.06
Net realized and unrealized gain (loss)	(.67)	.43	1.13	1.78	(2.86)	(.35)
Total from investment operations	(.55)	.44	1.21	1.87	(2.74)	(.29)
Distributions from net investment income	(.12)	(.01)	(.07)	(.07)	(.11)	(.04)
Distributions from net realized gain	(.30)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.42)	(.02)	(.11) M	(.12) L	(.17)	(.12)
Net asset value, end of period	$ 8.98	$ 9.95	$ 9.53	$ 8.43	$ 6.68	$ 9.59
Total Return B,C,D	(5.59)%	4.57%	14.45%	28.03%	(28.69)%	(2.89)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.04%	1.04% A	1.02%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	.90%	.90% A	.90%	.90%	.90%	.90% A
Expenses net of all reductions	.89%	.89% A	.90%	.90%	.90%	.90% A
Net investment income (loss)	1.38%	.24% A	.91%	1.24%	1.53%	3.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,412	$ 31,534	$ 28,766	$ 18,941	$ 4,688	$ 1,358
Portfolio turnover rate G	136%	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended December 31.

L Total distributions of $.12 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.053 per share.

M Total distributions of $.11 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class B

Years ended May 31,	2012	2011 I	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 9.52	$ 8.43	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	(.01)	.04	.06	.09	.05
Net realized and unrealized gain (loss)	(.67)	.43	1.12	1.78	(2.87)	(.35)
Total from investment operations	(.59)	.42	1.16	1.84	(2.78)	(.30)
Distributions from net investment income	(.08)	(.01)	(.02)	(.04)	(.06)	(.03)
Distributions from net realized gain	(.29)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.37)	(.02)	(.07)	(.10)L	(.12)	(.11)
Net asset value, end of period	$ 8.96	$ 9.92	$ 9.52	$ 8.43	$ 6.69	$ 9.59
Total Return B,C,D	(6.05)%	4.36%	13.80%	27.47%	(29.05)%	(2.98)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.54%	1.54% A	1.52%	1.50%	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40%	1.40% A	1.40%	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.39%	1.39% A	1.40%	1.40%	1.40%	1.40% A
Net investment income (loss)	.88%	(.26)% A	.41%	.74%	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,649	$ 6,237	$ 5,806	$ 3,260	$ 1,463	$ 1,231
Portfolio turnover rate G	136%	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended December 31.

L Total distributions of $.10 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class C

Years ended May 31,	2012	2011 I	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 9.45	$ 8.38	$ 6.66	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	(.01)	.04	.06	.08	.05
Net realized and unrealized gain (loss)	(.67)	.43	1.11	1.76	(2.86)	(.35)
Total from investment operations	(.59)	.42	1.15	1.82	(2.78)	(.30)
Distributions from net investment income	(.09)	(.01)	(.04)	(.05)	(.09)	(.03)
Distributions from net realized gain	(.29)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.38)	(.02)	(.08) M	(.10) L	(.15)	(.11)
Net asset value, end of period	$ 8.88	$ 9.85	$ 9.45	$ 8.38	$ 6.66	$ 9.59
Total Return B,C,D	(6.09)%	4.40%	13.81%	27.41%	(29.05)%	(2.96)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.54%	1.54% A	1.52%	1.50%	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40%	1.40% A	1.40%	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.39%	1.39% A	1.40%	1.40%	1.40%	1.40% A
Net investment income (loss)	.88%	(.26)% A	.41%	.74%	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,079	$ 57,465	$ 42,595	$ 21,063	$ 6,365	$ 1,425
Portfolio turnover rate G	136%	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2011.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended December 31.

L Total distributions of $.10 per share is comprised of distributions from net investment income of $.05 and distributions from net realized gain of $.053 per share.

M Total distributions of $.08 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Global Strategies

Years ended May 31,	2012	2011 H	2010 J	2009 J	2008 J	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.03	.12	.13	.17	.06
Net realized and unrealized gain (loss)	(.68)	.44	1.14	1.79	(2.88)	(.34)
Total from investment operations	(.51)	.47	1.26	1.92	(2.71)	(.28)
Distributions from net investment income	(.16)	(.01)	(.10)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.30)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.47) L	(.02)	(.15)	(.15) K	(.19)	(.13)
Net asset value, end of period	$ 9.04	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Total Return B,C	(5.18)%	4.86%	14.95%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets E,I
Expenses before reductions	.54%	.54% A	.52%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.40%	.40% A	.40%	.40%	.40%	.40% A
Expenses net of all reductions	.39%	.39% A	.40%	.40%	.40%	.40% A
Net investment income (loss)	1.88%	.74% A	1.41%	1.73%	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 213,526	$ 255,351	$ 208,394	$ 138,320	$ 70,674	$ 28,567
Portfolio turnover rate F	136%	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended December 31.

K Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

L Total distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Institutional Class

Years ended May 31,	2012	2011 H	2010 J	2009 J	2008 J	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.03	.12	.13	.17	.07
Net realized and unrealized gain (loss)	(.67)	.44	1.14	1.79	(2.88)	(.35)
Total from investment operations	(.50)	.47	1.26	1.92	(2.71)	(.28)
Distributions from net investment income	(.16)	(.01)	(.10)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.30)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.47) L	(.02)	(.15)	(.15) K	(.19)	(.13)
Net asset value, end of period	$ 9.05	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Total Return B,C	(5.08)%	4.86%	14.95%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets E,I
Expenses before reductions	.54%	.54% A	.52%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.40%	.40% A	.40%	.40%	.40%	.40% A
Expenses net of all reductions	.39%	.39% A	.40%	.40%	.40%	.40% A
Net investment income (loss)	1.88%	.74% A	1.41%	1.73%	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,541	$ 24,973	$ 17,138	$ 7,454	$ 3,648	$ 1,331
Portfolio turnover rate F	136%	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended December 31.

K Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

L Total distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Notes to Consolidated Financial Statements

For the period ended May 31, 2012

1. Organization.

Fidelity Global Strategies Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds, unaffiliated exchange-traded funds (ETFs) and unaffiliated exchange-traded notes (ETNs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class C, Global Strategies and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2012, the Fund held $18,606,579 in the Subsidiary, representing 4.9% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Annual Report

Notes to Consolidated Financial Statements - continued

3. Investments in Fidelity Central Funds - continued

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Consolidated Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. ETFs and ETNs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and

Annual Report

4. Significant Accounting Policies - continued

Security Valuation - continued

may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Consolidated Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's consolidated financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds and ETFs through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of May 31, 2012, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, passive foreign investment companies (PFIC), controlled foreign corporation, partnerships and losses deferred due to wash sales.

Annual Report

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 15,085,778
Gross unrealized depreciation	(12,123,479)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,962,299

Tax Cost	$ 434,590,582

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 8,480,571
Capital loss carryforward	$ (9,027,622)
Net unrealized appreciation (depreciation)	$ 2,962,299

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

No expiration
Short-term	$ (9,027,622)

The tax character of distributions paid was as follows:

	Year Ended May 31, 2012	Five months ended May 31, 2011	Year Ended December 31, 2010
Ordinary Income	$ 14,015,605	$ 618,936	$ 4,805,371
Long-term Capital Gains	6,058,267	-	-
Total	$ 20,073,872	$ 618,936	$ 4,805,371

Annual Report

Notes to Consolidated Financial Statements - continued

5. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $535,009,602 and $594,978,332, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMRC a monthly management fee at the annual rate of .30% of its net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

During the period, FMRC waived a portion of its management fee as described in the Expense Reductions note.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 153,819	$ 5,785
Class T	.25%	.25%	151,896	697
Class B	.75%	.25%	52,831	39,643
Class C	.75%	.25%	537,750	171,040
			$ 896,296	$ 217,165

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 35,753
Class T	9,707
Class B*	9,873
Class C*	11,666
$ 66,999

* When Class B an Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $49 for the period.

Annual Report

Notes to Consolidated Financial Statements - continued

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $604 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $243,901, including $200 from securities loaned to FCM.

10. Expense Reductions.

FMRC has contractually agreed to waive the Fund's management fee in an amount equal to .10% of the Fund's average net assets, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2013. During the period, this waiver reduced the Fund's management fee by $401,997.

FMRC has also contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary. During the period, this waiver reduced the Fund's management fee by $127,001.

Annual Report

10. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $62,160.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $443.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended May 31, 2012	Five months ended May 31, 2011	Year ended December 31, 2010
From net investment income
Class A	$ 931,630	$ 32,274	$ 499,122
Class T	399,214	15,977	197,243
Class B	47,084	3,136	13,225
Class C	518,066	25,009	156,012
Global Strategies	3,920,028	119,099	2,170,963
Institutional Class	570,304	11,403	175,298
Total	$ 6,386,326	$ 206,898	$ 3,211,863
From net realized gain
Class A	$ 2,175,718	$ 64,089	$ 251,525
Class T	985,625	31,953	130,917
Class B	175,776	6,273	26,325
Class C	1,745,495	49,577	183,392
Global Strategies	7,743,789	238,199	933,188
Institutional Class	861,143	21,947	68,161
Total	$ 13,687,546	$ 412,038	$ 1,593,508

Annual Report

Notes to Consolidated Financial Statements - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

Shares
	Year ended May 31, 2012	Five months ended May 31, 2011	Year ended December 31, 2010
Class A
Shares sold	1,902,905	2,275,928	4,258,684
Reinvestment of distributions	302,245	8,617	65,064
Shares redeemed	(3,157,263)	(1,097,466)	(2,183,627)
Net increase (decrease)	(952,113)	1,187,079	2,140,121
Class T
Shares sold	623,747	560,806	1,186,852
Reinvestment of distributions	133,599	4,572	32,065
Shares redeemed	(651,553)	(415,429)	(445,241)
Net increase (decrease)	105,793	149,949	773,676
Class B
Shares sold	50,505	95,683	323,080
Reinvestment of distributions	23,219	942	4,212
Shares redeemed	(183,575)	(77,872)	(104,068)
Net increase (decrease)	(109,851)	18,753	223,224
Class C
Shares sold	1,245,848	1,610,037	2,447,418
Reinvestment of distributions	236,829	7,522	35,182
Shares redeemed	(1,567,115)	(290,202)	(488,696)
Net increase (decrease)	(84,438)	1,327,357	1,993,904
Global Strategies
Shares sold	5,993,989	6,681,159	11,680,798
Reinvestment of distributions	1,183,514	34,803	309,778
Shares redeemed	(9,060,977)	(2,996,262)	(6,562,679)
Net increase (decrease)	(1,883,474)	3,719,700	5,427,897
Institutional Class
Shares sold	2,118,524	772,909	1,159,147
Reinvestment of distributions	88,977	1,794	15,054
Shares redeemed	(1,987,297)	(72,107)	(264,662)
Net increase (decrease)	220,204	702,596	909,539

Annual Report

12. Share Transactions - continued

Dollars
	Year ended May 31, 2012	Five months ended May 31, 2011	Year ended December 31, 2010
Class A
Shares sold	$ 17,483,786	$ 22,062,319	$ 37,796,195
Reinvestment of distributions	2,802,313	82,975	607,250
Shares redeemed	(28,620,635)	(10,596,922)	(19,226,107)
Net increase (decrease)	$ (8,334,536)	$ 11,548,372	$ 19,177,338
Class T
Shares sold	$ 5,736,865	$ 5,439,063	$ 10,467,996
Reinvestment of distributions	1,230,914	43,935	297,528
Shares redeemed	(5,871,407)	(4,010,197)	(3,888,800)
Net increase (decrease)	$ 1,096,372	$ 1,472,801	$ 6,876,724
Class B
Shares sold	$ 469,045	$ 925,208	$ 2,770,584
Reinvestment of distributions	215,423	9,038	38,499
Shares redeemed	(1,655,145)	(753,939)	(908,372)
Net increase (decrease)	$ (970,677)	$ 180,307	$ 1,900,711
Class C
Shares sold	$ 11,304,101	$ 15,501,323	$ 21,262,519
Reinvestment of distributions	2,175,936	71,677	322,701
Shares redeemed	(13,982,359)	(2,784,658)	(4,250,410)
Net increase (decrease)	$ (502,322)	$ 12,788,342	$ 17,334,810
Global Strategies
Shares sold	$ 55,198,460	$ 65,085,263	$ 104,146,943
Reinvestment of distributions	10,967,814	336,196	2,900,626
Shares redeemed	(81,851,162)	(29,149,019)	(57,103,590)
Net increase (decrease)	$ (15,684,888)	$ 36,272,440	$ 49,943,979
Institutional Class
Shares sold	$ 19,516,046	$ 7,496,668	$ 10,525,818
Reinvestment of distributions	814,111	17,319	141,418
Shares redeemed	(17,772,158)	(702,810)	(2,318,131)
Net increase (decrease)	$ 2,557,999	$ 6,811,177	$ 8,349,105

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly known as Fidelity Fixed-Income Trust) and Shareholders of Fidelity Global Strategies Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Global Strategies Fund (the Fund), a fund of Fidelity Salem Street Trust, including the consolidated schedule of investments, as of May 31, 2012, the related consolidated statement of operations for the year then ended and the consolidated statement of changes in net assets and the consolidated financial highlights for the periods presented. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Global Strategies Fund as of May 31, 2012, the results of its operations for the year then ended and the changes in its net assets and the consolidated financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 23, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. FMRC has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006
Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (39)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Strategies Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Global Strategies	07/9/2012	07/6/2012	$0.036	$0.175

Global Strategies designates 12% of the dividend distributed in December 2011 as qualifying for the dividends-received deduction for corporate shareholders.

Global Strategies designates 40% of the dividend distributed in December 2011 as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Global Strategies	07/11/2011	$0.005	$0.0000
	12/30/2011	$0.048	$0.0092

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

DYS-UANN-0712
1.852672.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Strategies
Fund - Class A, Class T, Class B and Class C

Annual Report

May 31, 2012

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Global
Strategies Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Consolidated Investments	(Click Here)	A complete list of the fund's consolidated investments with their market values.
Consolidated Financial Statements	(Click Here)	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the consolidated financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended May 31, 2012	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge) D	-10.78%	-1.00%
Class T (incl. 3.50% sales charge) D	-8.89%	-0.74%
Class B (incl. contingent deferred sales charge) B , D	-10.56%	-0.86%
Class C (incl. contingent deferred sales charge) C , D	-7.00%	-0.47%

A From October 31, 2007.

B Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 2%, respectively.

C Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively.

D Prior to June 1, 2011, the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global Strategies Fund - Class A on October 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index and the MSCI® ACWI® (All Country  World) Index A performed over the same period.

A Effective June 1, 2011, Fidelity® Global Strategies Fund began comparing its performance to the MSCI ACWI Index rather than the S&P 500 Index because the MSCI ACWI Index conforms more closely to the fund's investment strategies.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equities endured volatile swings during the 12-month period ending May 31, 2012, jostled by a number of headline events. In the face of Europe's sovereign debt crisis and a slow U.S. economic recovery, investors' heightened sensitivity to risk sparked a global sell-off that by early fall pushed many overseas markets to their lowest level in more than a year. Additionally, worries increased about a potentially sharp slowdown of gross domestic product (GDP) growth in China - one of the world economy's few bright spots during the Great Recession of 2007-2009. After several months of declines, global stocks staged two mini-rallies, in October and again in early 2012, as investors' anxiety began to ease amid hope for a resolution to Europe's debt woes. However, resurgent uncertainty about Europe and disappointing U.S. employment calling into question the strength of the nation's economy caused stocks to stumble in April and May. For the full year, the MSCI® ACWI® (All Country World Index) Index returned -11.97%, partly held back by currency fluctuations. Global bond markets saw comparatively better results, with foreign developed-markets debt posting a -0.24% result, as measured by the Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index, and U.S. investment-grade bonds rising 7.12%, according to the Barclays® U.S. Aggregate Bond Index.

Comments from Andrew Dierdorf and Jurrien Timmer, Co-Portfolio Managers of Fidelity Advisor® Global Strategies Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned -5.34%, -5.59%, -6.05% and -6.09%, respectively (excluding sales charges), versus -11.97% for the fund's primary benchmark, the MSCI® ACWI®, and -4.97% for the Fidelity Global Strategies Composite IndexSM, which, in its mix of global equities and bonds, we believe is a more representative comparison than the MSCI ACWI. Good overall stock selection, as well as a timely overweighting in equities in early 2012 and an underweighting in the spring, contributed to relative performance. The fund especially benefited from U.S. stocks, although emerging-markets stocks limited the fund's gains. An out-of-benchmark stake in cash also added value - it was 4%, on average, during the period but much higher than that in its final months. Having a large cash position was particularly valuable in April and May, when concern about Europe and the global economy returned to center stage. In contrast, the largest detractor by far was the fund's material underweighting in U.S. and international investment-grade bonds, especially during the first three months of the reporting period when the market was under pressure. However, our allocation to Treasury Inflation-Protected Securities (TIPS) was a notable bright spot.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	.65%
Actual		$ 1,000.00	$ 1,026.50	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,021.75	$ 3.29
Class T	.90%
Actual		$ 1,000.00	$ 1,025.10	$ 4.56
HypotheticalA		$ 1,000.00	$ 1,020.50	$ 4.55
Class B	1.40%
Actual		$ 1,000.00	$ 1,022.70	$ 7.08
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.06
Class C	1.40%
Actual		$ 1,000.00	$ 1,022.20	$ 7.08
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.06
Global Strategies	.40%
Actual		$ 1,000.00	$ 1,026.90	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.00	$ 2.02
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,028.00	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.00	$ 2.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.
Portfolio Composition as of May 31, 2012 **
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 15.4%	Domestic Equity 20.1%
Emerging Markets Equity 4.4%	Emerging Markets Equity 8.8%
High Yield Fixed-Income 6.3%	High Yield Fixed-Income 8.7%
International Equity 13.4%	International Equity 18.1%
Investment Grade Fixed-Income 34.5%	Investment Grade Fixed-Income 11.3%
Commodities and Related Investments 8.7%	Commodities and Related Investments 23.5%
Short-Term and Net Other Assets 11.5%	Short-Term and Net Other Assets 0.9%
Sectors* 5.8%	Sectors* 8.6%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.

* Includes equity and fixed-income sector funds such as Consumer Staples, Real Estate and Utilities. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

Asset Allocation (% of fund's investments)**
As of May 31, 2012	As of November 30, 2011
Equities 38.4%	Equities 55.1%
Bonds 41.4%	Bonds 20.5%
Short-Term and Other 20.2%	Short-Term and Other 24.4%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

**Equities includes ETFs, mutual funds and direct holdings in equity securities. Bonds include ETFs, mutual funds and fixed-income securities maturing in more than one year. Short-Term includes cash and cash equivalents, and Other includes investments that do not fall into the Equities or Bonds categories and net other assets.

Annual Report

Consolidated Investments May 31, 2012

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 38.4%
	Shares	Value
Diversified Emerging Markets Funds - 3.1%
Claymore/BNY Mellon Frontier Markets ETF	140,000	$ 2,696,400
EGShares Emerging Markets Consumer ETF (d)	162,900	3,585,429
iShares MSCI Thailand Investable Market Index ETF (d)	40,900	2,713,715
Market Vectors Indonesia Index ETF	101,900	2,579,089
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		11,574,633
Foreign Large Blend Funds - 6.2%
Fidelity Total International Equity Fund (e)	3,272,187	20,811,106
iShares MSCI EAFE Index ETF	57,800	2,760,528
TOTAL FOREIGN LARGE BLEND FUNDS		23,571,634
Japan Stock Funds - 3.2%
iShares MSCI Japan Index ETF (d)	320,000	2,844,800
WisdomTree Japan Hedged Equity ETF (d)	305,900	9,467,605
TOTAL JAPAN STOCK FUNDS		12,312,405
Large Blend Funds - 10.2%
Fidelity Mega Cap Stock Fund (e)	773,233	8,234,929
iShares S&P 100 Index ETF (d)	167,100	10,039,368
SPDR S&P 500 ETF Trust (d)	154,300	20,288,907
TOTAL LARGE BLEND FUNDS		38,563,204
Large Growth Funds - 2.2%
Fidelity Advisor Stock Selector All Cap Fund Institutional Class (e)	431,082	8,358,670
Large Value Funds - 3.0%
iShares Dow Jones Select Dividend Index ETF	209,300	11,490,570
Latin America Stock Funds - 0.5%
iShares MSCI Chile Index ETF (d)	28,600	1,703,130
Pacific Asia ex-Japan Stock Funds - 0.8%
iShares MSCI Malaysia Index ETF (d)	225,600	3,131,328
Sector Funds - Consumer Staples - 1.8%
Consumer Staples Select Sector SPDR ETF (d)	204,800	6,914,048
Equity Funds - continued
	Shares	Value
Sector Funds - Real Estate - 1.8%
DJ Wilshire REIT ETF (d)	70,000	$ 4,874,100
iShares FTSE NAREIT Residential Index ETF	42,400	1,958,880
TOTAL SECTOR FUNDS - REAL ESTATE		6,832,980
Sector Funds - Utilities - 1.6%
Utilities Select Sector SPDR ETF (d)	168,800	6,053,168
World Stock Funds - 4.0%
iShares MSCI ACWI Index ETF	355,600	15,052,548
TOTAL EQUITY FUNDS (Cost $149,031,894)		145,558,318
Fixed-Income Funds - 41.4%

Bank Loan Funds - 4.0%
Fidelity Floating Rate High Income Fund (e)	1,564,389	15,221,509
Emerging Markets Bond Funds - 2.3%
Fidelity New Markets Income Fund (e)	537,553	8,702,978
Inflation-Protected Bond Funds - 4.7%
iShares Barclays TIPS Bond ETF	148,600	18,026,666
Intermediate-Term Bond Funds - 22.7%
Fidelity Investment Grade Bond Fund (e)	4,645,038	36,602,897
iShares Barclays Aggregate Bond ETF	443,700	49,499,174
TOTAL INTERMEDIATE-TERM BOND FUNDS		86,102,071
Long Government Bond Funds - 6.1%
iShares Barclays 20+ Year Treasury Bond ETF (d)	180,000	22,968,000
Long-Term Bond Funds - 1.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF (d)	33,400	3,906,798
Sector Funds - Real Estate - 0.6%
Fidelity Real Estate Income Fund (e)	214,990	2,347,690
TOTAL FIXED-INCOME FUNDS (Cost $151,686,715)		157,275,712
Other - 8.7%

Commodity Funds - Energy - 0.4%
PowerShares DB Oil ETF (a)	61,900	1,528,930
Other - continued
	Shares	Value
Commodity Funds - Precious Metals - 4.9%
iShares COMEX Gold Trust ETF (a)	1,218,500	$ 18,533,385
Exchange - Traded Notes - Energy - 2.3%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24)	241,900	8,839,026
Specialty Precious Metals Funds - 1.1%
Market Vectors Gold Miners ETF	95,000	4,159,100
TOTAL OTHER (Cost $29,178,494)		33,060,441
Money Market Funds - 18.7%

Fidelity Cash Central Fund, 0.17% (b)	76,772	76,772
Fidelity Institutional Money Market Portfolio Institutional Class (e)	12,554,567	12,554,567
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	58,205,650	58,205,650
TOTAL MONEY MARKET FUNDS (Cost $70,836,989)		70,836,989
Cash Equivalents - 8.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.18%, dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) # (Cost $30,825,000)	$ 30,825,154	30,825,000
TOTAL INVESTMENT PORTFOLIO - 115.3% (Cost $431,559,092)		437,556,460
NET OTHER ASSETS (LIABILITIES) - (15.3)%		(58,222,590)
NET ASSETS - 100%		$ 379,333,870
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
ETN	-	Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$30,825,000 due 6/01/12 at 0.18%
Barclays Capital, Inc.	$ 5,081,489
Citibank NA	2,903,708
Credit Suisse Securities (USA) LLC	14,518,539
Mizuho Securities USA, Inc.	4,355,562
RBS Securities, Inc.	1,497,550
Societe Generale	1,451,854
Wells Fargo Securities LLC	1,016,298
$ 30,825,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 78
Fidelity Securities Lending Cash Central Fund	243,901
Total	$ 243,979
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 152,093	$ -	$ 148,828	$ -	$ -
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	44,979,095	2,389,792	36,630,825	66,316	8,358,670
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Canada Fund	$ 56,758	$ -	$ 55,320	$ -	$ -
Fidelity China Region Fund	71,837	-	71,131	-	-
Fidelity Commodity Strategy Fund	4,514,895	770,473	3,759,303	-	-
Fidelity Disciplined Equity Fund	205,440	-	200,819	-	-
Fidelity Emerging Markets Fund	77,957	-	76,827	-	-
Fidelity Energy Service Portfolio	57,788	-	56,175	-	-
Fidelity Floating Rate High Income Fund	4,449,428	15,057,912	4,275,153	355,427	15,221,509
Fidelity Global Commodity Stock Fund	52,378	-	51,077	-	-
Fidelity Gold Portfolio	55,763	-	54,825	-	-
Fidelity High Income Fund	4,463,058	63,565	4,230,906	63,217	-
Fidelity Institutional Money Market Portfolio Institutional Class	47,444	12,504,607	-	7,123	12,554,567
Fidelity International Real Estate Fund	51,334	-	50,796	-	-
Fidelity International Small Cap Opportunities Fund	59,380	-	58,575	-	-
Fidelity Investment Grade Bond Fund	44,519,761	18,849,368	28,387,486	1,247,291	36,602,897
Fidelity Latin America Fund	55,800	-	54,573	-	-
Fidelity Leveraged Company Stock Fund	4,450,821	41,459	3,835,113	41,459	-
Fidelity Mega Cap Stock Fund	4,558,084	3,947,800	-	51,519	8,234,929
Fidelity Natural Gas Portfolio	58,429	-	56,860	-	-
Fidelity New Markets Income Fund	4,506,511	4,111,904	-	261,424	8,702,978
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Real Estate Income Fund	$ 8,904,700	$ 251,170	$ 6,388,864	$ 190,292	$ 2,347,690
Fidelity Real Estate Investment Portfolio	58,294	-	56,559	-	-
Fidelity Total International Equity Fund	44,404,889	2,794,056	18,286,116	498,012	20,811,106
Total	$ 170,811,937	$ 60,782,106	$ 106,786,131	$ 2,782,080	$ 112,834,346
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 51,651,167	$ 45,903,165	$ 79,170,000	$ 18,606,579
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	May 31, 2012

Assets
Investment in securities, at value (including securities loaned of $57,179,672 and repurchase agreements of $30,825,000) - See accompanying schedule: Unaffiliated issuers (cost $260,625,830)	$ 266,439,692
Fidelity Central Funds (cost $58,282,422)	58,282,422
Affiliated underlying funds (cost $112,650,840)	112,834,346
Total Investments (cost $431,559,092)		$ 437,556,460
Cash		837
Receivable for investments sold		58,145
Receivable for fund shares sold		226,743
Dividends receivable		276,623
Distributions receivable from Fidelity Central Funds		13,993
Receivable from investment adviser for expense reductions		4,736
Other affiliated receivables		1,250
Other receivables		810
Total assets		438,139,597

Liabilities
Payable for investments purchased	$ 155,963
Payable for fund shares redeemed	239,250
Accrued management fee	132,991
Distribution and service plan fees payable	71,769
Other payables and accrued expenses	104
Collateral on securities loaned, at value	58,205,650
Total liabilities		58,805,727

Net Assets		$ 379,333,870
Net Assets consist of:
Paid in capital		$ 376,918,622
Undistributed net investment income		1,178,178
Accumulated undistributed net realized gain (loss) on investments		(4,760,298)
Net unrealized appreciation (depreciation) on investments		5,997,368
Net Assets		$ 379,333,870

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements - continued

Consolidated Statement of Assets and Liabilities - continued

May 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($56,126,558 ÷ 6,229,569 shares)	$ 9.01

Maximum offering price per share (100/94.25 of $9.01)	$ 9.56
Class T: Net Asset Value and redemption price per share ($29,412,210 ÷ 3,275,514 shares)	$ 8.98

Maximum offering price per share (100/96.50 of $8.98)	$ 9.31
Class B: Net Asset Value and offering price per share ($4,649,169 ÷ 518,809 shares)A	$ 8.96

Class C: Net Asset Value and offering price per share ($51,078,824 ÷ 5,749,234 shares)A	$ 8.88

Global Strategies: Net Asset Value, offering price and redemption price per share ($213,525,991 ÷ 23,607,265 shares)	$ 9.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,541,118 ÷ 2,712,937 shares)	$ 9.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Statement of Operations

	Year ended May 31, 2012

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 6,080,386
Affiliated		2,782,080
Interest		11,396
Income from Fidelity Central Funds		243,979
Total income		9,117,841

Expenses
Management fee	$ 2,134,548
Distribution and service plan fees	896,296
Custodian fees and expenses	718
Independent trustees' compensation	1,430
Subsidiary directors' fees	15,000
Miscellaneous	604
Total expenses before reductions	3,048,596
Expense reductions	(591,601)	2,456,995
Net investment income (loss)		6,660,846
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund shares:
Investment securities:
Unaffiliated	(9,830,198)
Affiliated	5,900,359
Realized gain distributions from underlying funds:
Unaffiliated	5,849
Affiliated	867,895
Total net realized gain (loss)	(3,056,095)
Change in net unrealized appreciation (depreciation) on investment securities	(29,591,374)
Net gain (loss)	(32,647,469)
Net increase (decrease) in net assets resulting from operations	$ (25,986,623)

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements - continued

Consolidated Statement of Changes in Net Assets

	Year ended May 31, 2012	Five months ended May 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,660,846	$ 904,296	$ 3,242,631
Net realized gain (loss)	(3,056,095)	18,384,125	3,246,480
Change in net unrealized appreciation (depreciation)	(29,591,374)	(436,598)	33,064,920
Net increase (decrease) in net assets resulting from operations	(25,986,623)	18,851,823	39,554,031
Distributions to shareholders from net investment income	(6,386,326)	(206,898)	(3,211,863)
Distributions to shareholders from net realized gain	(13,687,546)	(412,038)	(1,593,508)
Total distributions	(20,073,872)	(618,936)	(4,805,371)
Share transactions - net increase (decrease)	(21,838,052)	69,073,439	103,582,667
Total increase (decrease) in net assets	(67,898,547)	87,306,326	138,331,327

Net Assets
Beginning of period	447,232,417	359,926,091	221,594,764
End of period (including undistributed net investment income of $1,178,178, undistributed net investment income of $781,368 and undistributed net investment income of $126,425, respectively)	$ 379,333,870	$ 447,232,417	$ 359,926,091

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class A

Years ended May 31,	2012	2011 I	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.55	$ 8.45	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.02	.10	.11	.15	.06
Net realized and unrealized gain (loss)	(.68)	.43	1.13	1.80	(2.88)	(.34)
Total from investment operations	(.53)	.45	1.23	1.91	(2.73)	(.28)
Distributions from net investment income	(.14)	(.01)	(.09)	(.09)	(.12)	(.05)
Distributions from net realized gain	(.30)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.44)	(.02)	(.13)M	(.14) L	(.18)	(.13)
Net asset value, end of period	$ 9.01	$ 9.98	$ 9.55	$ 8.45	$ 6.68	$ 9.59
Total Return B,C,D	(5.34)%	4.67%	14.64%	28.60%	(28.59)%	(2.85)%
Ratios to Average Net Assets F,J
Expenses before reductions	.79%	.79% A	.77%	.75%	.75%	.75% A
Expenses net of fee waivers, if any	.65%	.65% A	.65%	.65%	.65%	.65% A
Expenses net of all reductions	.64%	.64% A	.65%	.65%	.65%	.65% A
Net investment income (loss)	1.63%	.49% A	1.16%	1.48%	1.78%	3.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,127	$ 71,672	$ 57,226	$ 32,556	$ 6,786	$ 1,591
Portfolio turnover rate G	136%	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended December 31.

L Total distributions of $.14 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.053 per share.

M Total distributions of $.13 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class T

Years ended May 31,	2012	2011 I	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.53	$ 8.43	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.01	.08	.09	.12	.06
Net realized and unrealized gain (loss)	(.67)	.43	1.13	1.78	(2.86)	(.35)
Total from investment operations	(.55)	.44	1.21	1.87	(2.74)	(.29)
Distributions from net investment income	(.12)	(.01)	(.07)	(.07)	(.11)	(.04)
Distributions from net realized gain	(.30)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.42)	(.02)	(.11) M	(.12) L	(.17)	(.12)
Net asset value, end of period	$ 8.98	$ 9.95	$ 9.53	$ 8.43	$ 6.68	$ 9.59
Total Return B,C,D	(5.59)%	4.57%	14.45%	28.03%	(28.69)%	(2.89)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.04%	1.04% A	1.02%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	.90%	.90% A	.90%	.90%	.90%	.90% A
Expenses net of all reductions	.89%	.89% A	.90%	.90%	.90%	.90% A
Net investment income (loss)	1.38%	.24% A	.91%	1.24%	1.53%	3.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,412	$ 31,534	$ 28,766	$ 18,941	$ 4,688	$ 1,358
Portfolio turnover rate G	136%	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended December 31.

L Total distributions of $.12 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.053 per share.

M Total distributions of $.11 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class B

Years ended May 31,	2012	2011 I	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 9.52	$ 8.43	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	(.01)	.04	.06	.09	.05
Net realized and unrealized gain (loss)	(.67)	.43	1.12	1.78	(2.87)	(.35)
Total from investment operations	(.59)	.42	1.16	1.84	(2.78)	(.30)
Distributions from net investment income	(.08)	(.01)	(.02)	(.04)	(.06)	(.03)
Distributions from net realized gain	(.29)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.37)	(.02)	(.07)	(.10)L	(.12)	(.11)
Net asset value, end of period	$ 8.96	$ 9.92	$ 9.52	$ 8.43	$ 6.69	$ 9.59
Total Return B,C,D	(6.05)%	4.36%	13.80%	27.47%	(29.05)%	(2.98)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.54%	1.54% A	1.52%	1.50%	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40%	1.40% A	1.40%	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.39%	1.39% A	1.40%	1.40%	1.40%	1.40% A
Net investment income (loss)	.88%	(.26)% A	.41%	.74%	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,649	$ 6,237	$ 5,806	$ 3,260	$ 1,463	$ 1,231
Portfolio turnover rate G	136%	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended December 31.

L Total distributions of $.10 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class C

Years ended May 31,	2012	2011 I	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 9.45	$ 8.38	$ 6.66	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	(.01)	.04	.06	.08	.05
Net realized and unrealized gain (loss)	(.67)	.43	1.11	1.76	(2.86)	(.35)
Total from investment operations	(.59)	.42	1.15	1.82	(2.78)	(.30)
Distributions from net investment income	(.09)	(.01)	(.04)	(.05)	(.09)	(.03)
Distributions from net realized gain	(.29)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.38)	(.02)	(.08) M	(.10) L	(.15)	(.11)
Net asset value, end of period	$ 8.88	$ 9.85	$ 9.45	$ 8.38	$ 6.66	$ 9.59
Total Return B,C,D	(6.09)%	4.40%	13.81%	27.41%	(29.05)%	(2.96)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.54%	1.54% A	1.52%	1.50%	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40%	1.40% A	1.40%	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.39%	1.39% A	1.40%	1.40%	1.40%	1.40% A
Net investment income (loss)	.88%	(.26)% A	.41%	.74%	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,079	$ 57,465	$ 42,595	$ 21,063	$ 6,365	$ 1,425
Portfolio turnover rate G	136%	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2011.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended December 31.

L Total distributions of $.10 per share is comprised of distributions from net investment income of $.05 and distributions from net realized gain of $.053 per share.

M Total distributions of $.08 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Global Strategies

Years ended May 31,	2012	2011 H	2010 J	2009 J	2008 J	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.03	.12	.13	.17	.06
Net realized and unrealized gain (loss)	(.68)	.44	1.14	1.79	(2.88)	(.34)
Total from investment operations	(.51)	.47	1.26	1.92	(2.71)	(.28)
Distributions from net investment income	(.16)	(.01)	(.10)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.30)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.47) L	(.02)	(.15)	(.15) K	(.19)	(.13)
Net asset value, end of period	$ 9.04	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Total Return B,C	(5.18)%	4.86%	14.95%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets E,I
Expenses before reductions	.54%	.54% A	.52%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.40%	.40% A	.40%	.40%	.40%	.40% A
Expenses net of all reductions	.39%	.39% A	.40%	.40%	.40%	.40% A
Net investment income (loss)	1.88%	.74% A	1.41%	1.73%	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 213,526	$ 255,351	$ 208,394	$ 138,320	$ 70,674	$ 28,567
Portfolio turnover rate F	136%	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended December 31.

K Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

L Total distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Institutional Class

Years ended May 31,	2012	2011 H	2010 J	2009 J	2008 J	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.03	.12	.13	.17	.07
Net realized and unrealized gain (loss)	(.67)	.44	1.14	1.79	(2.88)	(.35)
Total from investment operations	(.50)	.47	1.26	1.92	(2.71)	(.28)
Distributions from net investment income	(.16)	(.01)	(.10)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.30)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.47) L	(.02)	(.15)	(.15) K	(.19)	(.13)
Net asset value, end of period	$ 9.05	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Total Return B,C	(5.08)%	4.86%	14.95%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets E,I
Expenses before reductions	.54%	.54% A	.52%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.40%	.40% A	.40%	.40%	.40%	.40% A
Expenses net of all reductions	.39%	.39% A	.40%	.40%	.40%	.40% A
Net investment income (loss)	1.88%	.74% A	1.41%	1.73%	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,541	$ 24,973	$ 17,138	$ 7,454	$ 3,648	$ 1,331
Portfolio turnover rate F	136%	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended December 31.

K Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

L Total distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Notes to Consolidated Financial Statements

For the period ended May 31, 2012

1. Organization.

Fidelity Global Strategies Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds, unaffiliated exchange-traded funds (ETFs) and unaffiliated exchange-traded notes (ETNs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class C, Global Strategies and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2012, the Fund held $18,606,579 in the Subsidiary, representing 4.9% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Annual Report

Notes to Consolidated Financial Statements - continued

3. Investments in Fidelity Central Funds - continued

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Consolidated Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. ETFs and ETNs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and

Annual Report

4. Significant Accounting Policies - continued

Security Valuation - continued

may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Consolidated Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's consolidated financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds and ETFs through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of May 31, 2012, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, passive foreign investment companies (PFIC), controlled foreign corporation, partnerships and losses deferred due to wash sales.

Annual Report

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 15,085,778
Gross unrealized depreciation	(12,123,479)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,962,299

Tax Cost	$ 434,590,582

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 8,480,571
Capital loss carryforward	$ (9,027,622)
Net unrealized appreciation (depreciation)	$ 2,962,299

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

No expiration
Short-term	$ (9,027,622)

The tax character of distributions paid was as follows:

	Year Ended May 31, 2012	Five months ended May 31, 2011	Year Ended December 31, 2010
Ordinary Income	$ 14,015,605	$ 618,936	$ 4,805,371
Long-term Capital Gains	6,058,267	-	-
Total	$ 20,073,872	$ 618,936	$ 4,805,371

Annual Report

Notes to Consolidated Financial Statements - continued

5. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $535,009,602 and $594,978,332, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMRC a monthly management fee at the annual rate of .30% of its net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

During the period, FMRC waived a portion of its management fee as described in the Expense Reductions note.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 153,819	$ 5,785
Class T	.25%	.25%	151,896	697
Class B	.75%	.25%	52,831	39,643
Class C	.75%	.25%	537,750	171,040
			$ 896,296	$ 217,165

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 35,753
Class T	9,707
Class B*	9,873
Class C*	11,666
$ 66,999

* When Class B an Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $49 for the period.

Annual Report

Notes to Consolidated Financial Statements - continued

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $604 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $243,901, including $200 from securities loaned to FCM.

10. Expense Reductions.

FMRC has contractually agreed to waive the Fund's management fee in an amount equal to .10% of the Fund's average net assets, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2013. During the period, this waiver reduced the Fund's management fee by $401,997.

FMRC has also contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary. During the period, this waiver reduced the Fund's management fee by $127,001.

Annual Report

10. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $62,160.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $443.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended May 31, 2012	Five months ended May 31, 2011	Year ended December 31, 2010
From net investment income
Class A	$ 931,630	$ 32,274	$ 499,122
Class T	399,214	15,977	197,243
Class B	47,084	3,136	13,225
Class C	518,066	25,009	156,012
Global Strategies	3,920,028	119,099	2,170,963
Institutional Class	570,304	11,403	175,298
Total	$ 6,386,326	$ 206,898	$ 3,211,863
From net realized gain
Class A	$ 2,175,718	$ 64,089	$ 251,525
Class T	985,625	31,953	130,917
Class B	175,776	6,273	26,325
Class C	1,745,495	49,577	183,392
Global Strategies	7,743,789	238,199	933,188
Institutional Class	861,143	21,947	68,161
Total	$ 13,687,546	$ 412,038	$ 1,593,508

Annual Report

Notes to Consolidated Financial Statements - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

Shares
	Year ended May 31, 2012	Five months ended May 31, 2011	Year ended December 31, 2010
Class A
Shares sold	1,902,905	2,275,928	4,258,684
Reinvestment of distributions	302,245	8,617	65,064
Shares redeemed	(3,157,263)	(1,097,466)	(2,183,627)
Net increase (decrease)	(952,113)	1,187,079	2,140,121
Class T
Shares sold	623,747	560,806	1,186,852
Reinvestment of distributions	133,599	4,572	32,065
Shares redeemed	(651,553)	(415,429)	(445,241)
Net increase (decrease)	105,793	149,949	773,676
Class B
Shares sold	50,505	95,683	323,080
Reinvestment of distributions	23,219	942	4,212
Shares redeemed	(183,575)	(77,872)	(104,068)
Net increase (decrease)	(109,851)	18,753	223,224
Class C
Shares sold	1,245,848	1,610,037	2,447,418
Reinvestment of distributions	236,829	7,522	35,182
Shares redeemed	(1,567,115)	(290,202)	(488,696)
Net increase (decrease)	(84,438)	1,327,357	1,993,904
Global Strategies
Shares sold	5,993,989	6,681,159	11,680,798
Reinvestment of distributions	1,183,514	34,803	309,778
Shares redeemed	(9,060,977)	(2,996,262)	(6,562,679)
Net increase (decrease)	(1,883,474)	3,719,700	5,427,897
Institutional Class
Shares sold	2,118,524	772,909	1,159,147
Reinvestment of distributions	88,977	1,794	15,054
Shares redeemed	(1,987,297)	(72,107)	(264,662)
Net increase (decrease)	220,204	702,596	909,539

Annual Report

12. Share Transactions - continued

Dollars
	Year ended May 31, 2012	Five months ended May 31, 2011	Year ended December 31, 2010
Class A
Shares sold	$ 17,483,786	$ 22,062,319	$ 37,796,195
Reinvestment of distributions	2,802,313	82,975	607,250
Shares redeemed	(28,620,635)	(10,596,922)	(19,226,107)
Net increase (decrease)	$ (8,334,536)	$ 11,548,372	$ 19,177,338
Class T
Shares sold	$ 5,736,865	$ 5,439,063	$ 10,467,996
Reinvestment of distributions	1,230,914	43,935	297,528
Shares redeemed	(5,871,407)	(4,010,197)	(3,888,800)
Net increase (decrease)	$ 1,096,372	$ 1,472,801	$ 6,876,724
Class B
Shares sold	$ 469,045	$ 925,208	$ 2,770,584
Reinvestment of distributions	215,423	9,038	38,499
Shares redeemed	(1,655,145)	(753,939)	(908,372)
Net increase (decrease)	$ (970,677)	$ 180,307	$ 1,900,711
Class C
Shares sold	$ 11,304,101	$ 15,501,323	$ 21,262,519
Reinvestment of distributions	2,175,936	71,677	322,701
Shares redeemed	(13,982,359)	(2,784,658)	(4,250,410)
Net increase (decrease)	$ (502,322)	$ 12,788,342	$ 17,334,810
Global Strategies
Shares sold	$ 55,198,460	$ 65,085,263	$ 104,146,943
Reinvestment of distributions	10,967,814	336,196	2,900,626
Shares redeemed	(81,851,162)	(29,149,019)	(57,103,590)
Net increase (decrease)	$ (15,684,888)	$ 36,272,440	$ 49,943,979
Institutional Class
Shares sold	$ 19,516,046	$ 7,496,668	$ 10,525,818
Reinvestment of distributions	814,111	17,319	141,418
Shares redeemed	(17,772,158)	(702,810)	(2,318,131)
Net increase (decrease)	$ 2,557,999	$ 6,811,177	$ 8,349,105

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly known as Fidelity Fixed-Income Trust) and Shareholders of Fidelity Global Strategies Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Global Strategies Fund (the Fund), a fund of Fidelity Salem Street Trust, including the consolidated schedule of investments, as of May 31, 2012, the related consolidated statement of operations for the year then ended and the consolidated statement of changes in net assets and the consolidated financial highlights for the periods presented. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Global Strategies Fund as of May 31, 2012, the results of its operations for the year then ended and the changes in its net assets and the consolidated financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 23, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. FMRC has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (39)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Strategies Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	07/09/2012	07/06/2012	$0.026	$0.175
Class T	07/09/2012	07/06/2012	$0.017	$0.175
Class B	07/09/2012	07/06/2012	$0.000	$0.169
Class C	07/09/2012	07/06/2012	$0.000	$0.172

Class A designates 14%; Class T designates 15%; Class B designates 19%; and Class C designates 18% of the dividend distributed in December 2011 as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 43%; Class T designates 46%; Class B designates 59%; and Class C designates 57% of the dividend distributed in December 2011 as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Class A	07/11/2011	$0.005	$0.0000
	12/30/2011	$0.044	$0.0092
Class T	07/11/2011	$0.005	$0.0000
	12/30/2011	$0.041	$0.0092
Class B	07/11/2011	$0.004	$0.0000
	12/30/2011	$0.032	$0.0092
Class C	07/11/2011	$0.004	$0.0000
	12/30/2011	$0.033	$0.0092

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ADYS-UANN-0712
1.852689.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Strategies
Fund - Institutional Class

Annual Report

May 31, 2012

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Global Strategies Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Consolidated Investments	(Click Here)	A complete list of the fund's consolidated investments with their market values.
Consolidated Financial Statements	(Click Here)	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the consolidated financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended May 31, 2012	Past 1 year	Life of fund A
Institutional Class B	-5.08%	0.55%

A From October 31, 2007.

B Prior to June 1, 2011, the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies..

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global Strategies Fund - Institutional Class on October 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index and the MSCI® ACWI® (All Country World) Index A performed over the same period.

A Effective June 1, 2011, Fidelity® Global Strategies Fund began comparing its performance to the MSCI ACWI Index rather than the S&P 500 Index because the MSCI ACWI Index conforms more closely to the fund's investment strategies.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equities endured volatile swings during the 12-month period ending May 31, 2012, jostled by a number of headline events. In the face of Europe's sovereign debt crisis and a slow U.S. economic recovery, investors' heightened sensitivity to risk sparked a global sell-off that by early fall pushed many overseas markets to their lowest level in more than a year. Additionally, worries increased about a potentially sharp slowdown of gross domestic product (GDP) growth in China - one of the world economy's few bright spots during the Great Recession of 2007-2009. After several months of declines, global stocks staged two mini-rallies, in October and again in early 2012, as investors' anxiety began to ease amid hope for a resolution to Europe's debt woes. However, resurgent uncertainty about Europe and disappointing U.S. employment calling into question the strength of the nation's economy caused stocks to stumble in April and May. For the full year, the MSCI® ACWI® (All Country World Index) Index returned -11.97%, partly held back by currency fluctuations. Global bond markets saw comparatively better results, with foreign developed-markets debt posting a -0.24% result, as measured by the Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index, and U.S. investment-grade bonds rising 7.12%, according to the Barclays® U.S. Aggregate Bond Index.

Comments from Andrew Dierdorf and Jurrien Timmer, Co-Portfolio Managers of Fidelity Advisor® Global Strategies Fund: For the year, the fund's Institutional Class shares returned -5.08%, versus -11.97% for the fund's primary benchmark, the MSCI® ACWI®, and -4.97% for the Fidelity Global Strategies Composite IndexSM, which, in its mix of global equities and bonds, we believe is a more representative comparison than the MSCI ACWI. Good overall stock selection, as well as a timely overweighting in equities in early 2012 and an underweighting in the spring, contributed to relative performance. The fund especially benefited from U.S. stocks, although emerging-markets stocks limited the fund's gains. An out-of-benchmark stake in cash also added value - it was 4%, on average, during the period but much higher than that in its final months. Having a large cash position was particularly valuable in April and May, when concern about Europe and the global economy returned to center stage. In contrast, the largest detractor by far was the fund's material underweighting in U.S. and international investment-grade bonds, especially during the first three months of the reporting period when the market was under pressure. However, our allocation to Treasury Inflation-Protected Securities (TIPS) was a notable bright spot.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	.65%
Actual		$ 1,000.00	$ 1,026.50	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,021.75	$ 3.29
Class T	.90%
Actual		$ 1,000.00	$ 1,025.10	$ 4.56
HypotheticalA		$ 1,000.00	$ 1,020.50	$ 4.55
Class B	1.40%
Actual		$ 1,000.00	$ 1,022.70	$ 7.08
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.06
Class C	1.40%
Actual		$ 1,000.00	$ 1,022.20	$ 7.08
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.06
Global Strategies	.40%
Actual		$ 1,000.00	$ 1,026.90	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.00	$ 2.02
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,028.00	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.00	$ 2.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.
Portfolio Composition as of May 31, 2012 **
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 15.4%	Domestic Equity 20.1%
Emerging Markets Equity 4.4%	Emerging Markets Equity 8.8%
High Yield Fixed-Income 6.3%	High Yield Fixed-Income 8.7%
International Equity 13.4%	International Equity 18.1%
Investment Grade Fixed-Income 34.5%	Investment Grade Fixed-Income 11.3%
Commodities and Related Investments 8.7%	Commodities and Related Investments 23.5%
Short-Term and Net Other Assets 11.5%	Short-Term and Net Other Assets 0.9%
Sectors* 5.8%	Sectors* 8.6%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.

* Includes equity and fixed-income sector funds such as Consumer Staples, Real Estate and Utilities. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

Asset Allocation (% of fund's investments)**
As of May 31, 2012	As of November 30, 2011
Equities 38.4%	Equities 55.1%
Bonds 41.4%	Bonds 20.5%
Short-Term and Other 20.2%	Short-Term and Other 24.4%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

**Equities includes ETFs, mutual funds and direct holdings in equity securities. Bonds include ETFs, mutual funds and fixed-income securities maturing in more than one year. Short-Term includes cash and cash equivalents, and Other includes investments that do not fall into the Equities or Bonds categories and net other assets.

Annual Report

Consolidated Investments May 31, 2012

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 38.4%
	Shares	Value
Diversified Emerging Markets Funds - 3.1%
Claymore/BNY Mellon Frontier Markets ETF	140,000	$ 2,696,400
EGShares Emerging Markets Consumer ETF (d)	162,900	3,585,429
iShares MSCI Thailand Investable Market Index ETF (d)	40,900	2,713,715
Market Vectors Indonesia Index ETF	101,900	2,579,089
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		11,574,633
Foreign Large Blend Funds - 6.2%
Fidelity Total International Equity Fund (e)	3,272,187	20,811,106
iShares MSCI EAFE Index ETF	57,800	2,760,528
TOTAL FOREIGN LARGE BLEND FUNDS		23,571,634
Japan Stock Funds - 3.2%
iShares MSCI Japan Index ETF (d)	320,000	2,844,800
WisdomTree Japan Hedged Equity ETF (d)	305,900	9,467,605
TOTAL JAPAN STOCK FUNDS		12,312,405
Large Blend Funds - 10.2%
Fidelity Mega Cap Stock Fund (e)	773,233	8,234,929
iShares S&P 100 Index ETF (d)	167,100	10,039,368
SPDR S&P 500 ETF Trust (d)	154,300	20,288,907
TOTAL LARGE BLEND FUNDS		38,563,204
Large Growth Funds - 2.2%
Fidelity Advisor Stock Selector All Cap Fund Institutional Class (e)	431,082	8,358,670
Large Value Funds - 3.0%
iShares Dow Jones Select Dividend Index ETF	209,300	11,490,570
Latin America Stock Funds - 0.5%
iShares MSCI Chile Index ETF (d)	28,600	1,703,130
Pacific Asia ex-Japan Stock Funds - 0.8%
iShares MSCI Malaysia Index ETF (d)	225,600	3,131,328
Sector Funds - Consumer Staples - 1.8%
Consumer Staples Select Sector SPDR ETF (d)	204,800	6,914,048
Equity Funds - continued
	Shares	Value
Sector Funds - Real Estate - 1.8%
DJ Wilshire REIT ETF (d)	70,000	$ 4,874,100
iShares FTSE NAREIT Residential Index ETF	42,400	1,958,880
TOTAL SECTOR FUNDS - REAL ESTATE		6,832,980
Sector Funds - Utilities - 1.6%
Utilities Select Sector SPDR ETF (d)	168,800	6,053,168
World Stock Funds - 4.0%
iShares MSCI ACWI Index ETF	355,600	15,052,548
TOTAL EQUITY FUNDS (Cost $149,031,894)		145,558,318
Fixed-Income Funds - 41.4%

Bank Loan Funds - 4.0%
Fidelity Floating Rate High Income Fund (e)	1,564,389	15,221,509
Emerging Markets Bond Funds - 2.3%
Fidelity New Markets Income Fund (e)	537,553	8,702,978
Inflation-Protected Bond Funds - 4.7%
iShares Barclays TIPS Bond ETF	148,600	18,026,666
Intermediate-Term Bond Funds - 22.7%
Fidelity Investment Grade Bond Fund (e)	4,645,038	36,602,897
iShares Barclays Aggregate Bond ETF	443,700	49,499,174
TOTAL INTERMEDIATE-TERM BOND FUNDS		86,102,071
Long Government Bond Funds - 6.1%
iShares Barclays 20+ Year Treasury Bond ETF (d)	180,000	22,968,000
Long-Term Bond Funds - 1.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF (d)	33,400	3,906,798
Sector Funds - Real Estate - 0.6%
Fidelity Real Estate Income Fund (e)	214,990	2,347,690
TOTAL FIXED-INCOME FUNDS (Cost $151,686,715)		157,275,712
Other - 8.7%

Commodity Funds - Energy - 0.4%
PowerShares DB Oil ETF (a)	61,900	1,528,930
Other - continued
	Shares	Value
Commodity Funds - Precious Metals - 4.9%
iShares COMEX Gold Trust ETF (a)	1,218,500	$ 18,533,385
Exchange - Traded Notes - Energy - 2.3%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24)	241,900	8,839,026
Specialty Precious Metals Funds - 1.1%
Market Vectors Gold Miners ETF	95,000	4,159,100
TOTAL OTHER (Cost $29,178,494)		33,060,441
Money Market Funds - 18.7%

Fidelity Cash Central Fund, 0.17% (b)	76,772	76,772
Fidelity Institutional Money Market Portfolio Institutional Class (e)	12,554,567	12,554,567
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	58,205,650	58,205,650
TOTAL MONEY MARKET FUNDS (Cost $70,836,989)		70,836,989
Cash Equivalents - 8.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.18%, dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) # (Cost $30,825,000)	$ 30,825,154	30,825,000
TOTAL INVESTMENT PORTFOLIO - 115.3% (Cost $431,559,092)		437,556,460
NET OTHER ASSETS (LIABILITIES) - (15.3)%		(58,222,590)
NET ASSETS - 100%		$ 379,333,870
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
ETN	-	Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$30,825,000 due 6/01/12 at 0.18%
Barclays Capital, Inc.	$ 5,081,489
Citibank NA	2,903,708
Credit Suisse Securities (USA) LLC	14,518,539
Mizuho Securities USA, Inc.	4,355,562
RBS Securities, Inc.	1,497,550
Societe Generale	1,451,854
Wells Fargo Securities LLC	1,016,298
$ 30,825,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 78
Fidelity Securities Lending Cash Central Fund	243,901
Total	$ 243,979
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 152,093	$ -	$ 148,828	$ -	$ -
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	44,979,095	2,389,792	36,630,825	66,316	8,358,670
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Canada Fund	$ 56,758	$ -	$ 55,320	$ -	$ -
Fidelity China Region Fund	71,837	-	71,131	-	-
Fidelity Commodity Strategy Fund	4,514,895	770,473	3,759,303	-	-
Fidelity Disciplined Equity Fund	205,440	-	200,819	-	-
Fidelity Emerging Markets Fund	77,957	-	76,827	-	-
Fidelity Energy Service Portfolio	57,788	-	56,175	-	-
Fidelity Floating Rate High Income Fund	4,449,428	15,057,912	4,275,153	355,427	15,221,509
Fidelity Global Commodity Stock Fund	52,378	-	51,077	-	-
Fidelity Gold Portfolio	55,763	-	54,825	-	-
Fidelity High Income Fund	4,463,058	63,565	4,230,906	63,217	-
Fidelity Institutional Money Market Portfolio Institutional Class	47,444	12,504,607	-	7,123	12,554,567
Fidelity International Real Estate Fund	51,334	-	50,796	-	-
Fidelity International Small Cap Opportunities Fund	59,380	-	58,575	-	-
Fidelity Investment Grade Bond Fund	44,519,761	18,849,368	28,387,486	1,247,291	36,602,897
Fidelity Latin America Fund	55,800	-	54,573	-	-
Fidelity Leveraged Company Stock Fund	4,450,821	41,459	3,835,113	41,459	-
Fidelity Mega Cap Stock Fund	4,558,084	3,947,800	-	51,519	8,234,929
Fidelity Natural Gas Portfolio	58,429	-	56,860	-	-
Fidelity New Markets Income Fund	4,506,511	4,111,904	-	261,424	8,702,978
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Real Estate Income Fund	$ 8,904,700	$ 251,170	$ 6,388,864	$ 190,292	$ 2,347,690
Fidelity Real Estate Investment Portfolio	58,294	-	56,559	-	-
Fidelity Total International Equity Fund	44,404,889	2,794,056	18,286,116	498,012	20,811,106
Total	$ 170,811,937	$ 60,782,106	$ 106,786,131	$ 2,782,080	$ 112,834,346
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 51,651,167	$ 45,903,165	$ 79,170,000	$ 18,606,579
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	May 31, 2012

Assets
Investment in securities, at value (including securities loaned of $57,179,672 and repurchase agreements of $30,825,000) - See accompanying schedule: Unaffiliated issuers (cost $260,625,830)	$ 266,439,692
Fidelity Central Funds (cost $58,282,422)	58,282,422
Affiliated underlying funds (cost $112,650,840)	112,834,346
Total Investments (cost $431,559,092)		$ 437,556,460
Cash		837
Receivable for investments sold		58,145
Receivable for fund shares sold		226,743
Dividends receivable		276,623
Distributions receivable from Fidelity Central Funds		13,993
Receivable from investment adviser for expense reductions		4,736
Other affiliated receivables		1,250
Other receivables		810
Total assets		438,139,597

Liabilities
Payable for investments purchased	$ 155,963
Payable for fund shares redeemed	239,250
Accrued management fee	132,991
Distribution and service plan fees payable	71,769
Other payables and accrued expenses	104
Collateral on securities loaned, at value	58,205,650
Total liabilities		58,805,727

Net Assets		$ 379,333,870
Net Assets consist of:
Paid in capital		$ 376,918,622
Undistributed net investment income		1,178,178
Accumulated undistributed net realized gain (loss) on investments		(4,760,298)
Net unrealized appreciation (depreciation) on investments		5,997,368
Net Assets		$ 379,333,870

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements - continued

Consolidated Statement of Assets and Liabilities - continued

May 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($56,126,558 ÷ 6,229,569 shares)	$ 9.01

Maximum offering price per share (100/94.25 of $9.01)	$ 9.56
Class T: Net Asset Value and redemption price per share ($29,412,210 ÷ 3,275,514 shares)	$ 8.98

Maximum offering price per share (100/96.50 of $8.98)	$ 9.31
Class B: Net Asset Value and offering price per share ($4,649,169 ÷ 518,809 shares)A	$ 8.96

Class C: Net Asset Value and offering price per share ($51,078,824 ÷ 5,749,234 shares)A	$ 8.88

Global Strategies: Net Asset Value, offering price and redemption price per share ($213,525,991 ÷ 23,607,265 shares)	$ 9.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,541,118 ÷ 2,712,937 shares)	$ 9.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Statement of Operations

	Year ended May 31, 2012

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 6,080,386
Affiliated		2,782,080
Interest		11,396
Income from Fidelity Central Funds		243,979
Total income		9,117,841

Expenses
Management fee	$ 2,134,548
Distribution and service plan fees	896,296
Custodian fees and expenses	718
Independent trustees' compensation	1,430
Subsidiary directors' fees	15,000
Miscellaneous	604
Total expenses before reductions	3,048,596
Expense reductions	(591,601)	2,456,995
Net investment income (loss)		6,660,846
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund shares:
Investment securities:
Unaffiliated	(9,830,198)
Affiliated	5,900,359
Realized gain distributions from underlying funds:
Unaffiliated	5,849
Affiliated	867,895
Total net realized gain (loss)	(3,056,095)
Change in net unrealized appreciation (depreciation) on investment securities	(29,591,374)
Net gain (loss)	(32,647,469)
Net increase (decrease) in net assets resulting from operations	$ (25,986,623)

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements - continued

Consolidated Statement of Changes in Net Assets

	Year ended May 31, 2012	Five months ended May 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,660,846	$ 904,296	$ 3,242,631
Net realized gain (loss)	(3,056,095)	18,384,125	3,246,480
Change in net unrealized appreciation (depreciation)	(29,591,374)	(436,598)	33,064,920
Net increase (decrease) in net assets resulting from operations	(25,986,623)	18,851,823	39,554,031
Distributions to shareholders from net investment income	(6,386,326)	(206,898)	(3,211,863)
Distributions to shareholders from net realized gain	(13,687,546)	(412,038)	(1,593,508)
Total distributions	(20,073,872)	(618,936)	(4,805,371)
Share transactions - net increase (decrease)	(21,838,052)	69,073,439	103,582,667
Total increase (decrease) in net assets	(67,898,547)	87,306,326	138,331,327

Net Assets
Beginning of period	447,232,417	359,926,091	221,594,764
End of period (including undistributed net investment income of $1,178,178, undistributed net investment income of $781,368 and undistributed net investment income of $126,425, respectively)	$ 379,333,870	$ 447,232,417	$ 359,926,091

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class A

Years ended May 31,	2012	2011 I	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.55	$ 8.45	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.02	.10	.11	.15	.06
Net realized and unrealized gain (loss)	(.68)	.43	1.13	1.80	(2.88)	(.34)
Total from investment operations	(.53)	.45	1.23	1.91	(2.73)	(.28)
Distributions from net investment income	(.14)	(.01)	(.09)	(.09)	(.12)	(.05)
Distributions from net realized gain	(.30)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.44)	(.02)	(.13)M	(.14) L	(.18)	(.13)
Net asset value, end of period	$ 9.01	$ 9.98	$ 9.55	$ 8.45	$ 6.68	$ 9.59
Total Return B,C,D	(5.34)%	4.67%	14.64%	28.60%	(28.59)%	(2.85)%
Ratios to Average Net Assets F,J
Expenses before reductions	.79%	.79% A	.77%	.75%	.75%	.75% A
Expenses net of fee waivers, if any	.65%	.65% A	.65%	.65%	.65%	.65% A
Expenses net of all reductions	.64%	.64% A	.65%	.65%	.65%	.65% A
Net investment income (loss)	1.63%	.49% A	1.16%	1.48%	1.78%	3.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,127	$ 71,672	$ 57,226	$ 32,556	$ 6,786	$ 1,591
Portfolio turnover rate G	136%	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended December 31.

L Total distributions of $.14 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.053 per share.

M Total distributions of $.13 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class T

Years ended May 31,	2012	2011 I	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.53	$ 8.43	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.01	.08	.09	.12	.06
Net realized and unrealized gain (loss)	(.67)	.43	1.13	1.78	(2.86)	(.35)
Total from investment operations	(.55)	.44	1.21	1.87	(2.74)	(.29)
Distributions from net investment income	(.12)	(.01)	(.07)	(.07)	(.11)	(.04)
Distributions from net realized gain	(.30)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.42)	(.02)	(.11) M	(.12) L	(.17)	(.12)
Net asset value, end of period	$ 8.98	$ 9.95	$ 9.53	$ 8.43	$ 6.68	$ 9.59
Total Return B,C,D	(5.59)%	4.57%	14.45%	28.03%	(28.69)%	(2.89)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.04%	1.04% A	1.02%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	.90%	.90% A	.90%	.90%	.90%	.90% A
Expenses net of all reductions	.89%	.89% A	.90%	.90%	.90%	.90% A
Net investment income (loss)	1.38%	.24% A	.91%	1.24%	1.53%	3.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,412	$ 31,534	$ 28,766	$ 18,941	$ 4,688	$ 1,358
Portfolio turnover rate G	136%	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended December 31.

L Total distributions of $.12 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.053 per share.

M Total distributions of $.11 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class B

Years ended May 31,	2012	2011 I	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 9.52	$ 8.43	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	(.01)	.04	.06	.09	.05
Net realized and unrealized gain (loss)	(.67)	.43	1.12	1.78	(2.87)	(.35)
Total from investment operations	(.59)	.42	1.16	1.84	(2.78)	(.30)
Distributions from net investment income	(.08)	(.01)	(.02)	(.04)	(.06)	(.03)
Distributions from net realized gain	(.29)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.37)	(.02)	(.07)	(.10)L	(.12)	(.11)
Net asset value, end of period	$ 8.96	$ 9.92	$ 9.52	$ 8.43	$ 6.69	$ 9.59
Total Return B,C,D	(6.05)%	4.36%	13.80%	27.47%	(29.05)%	(2.98)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.54%	1.54% A	1.52%	1.50%	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40%	1.40% A	1.40%	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.39%	1.39% A	1.40%	1.40%	1.40%	1.40% A
Net investment income (loss)	.88%	(.26)% A	.41%	.74%	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,649	$ 6,237	$ 5,806	$ 3,260	$ 1,463	$ 1,231
Portfolio turnover rate G	136%	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended December 31.

L Total distributions of $.10 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class C

Years ended May 31,	2012	2011 I	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 9.45	$ 8.38	$ 6.66	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	(.01)	.04	.06	.08	.05
Net realized and unrealized gain (loss)	(.67)	.43	1.11	1.76	(2.86)	(.35)
Total from investment operations	(.59)	.42	1.15	1.82	(2.78)	(.30)
Distributions from net investment income	(.09)	(.01)	(.04)	(.05)	(.09)	(.03)
Distributions from net realized gain	(.29)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.38)	(.02)	(.08) M	(.10) L	(.15)	(.11)
Net asset value, end of period	$ 8.88	$ 9.85	$ 9.45	$ 8.38	$ 6.66	$ 9.59
Total Return B,C,D	(6.09)%	4.40%	13.81%	27.41%	(29.05)%	(2.96)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.54%	1.54% A	1.52%	1.50%	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40%	1.40% A	1.40%	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.39%	1.39% A	1.40%	1.40%	1.40%	1.40% A
Net investment income (loss)	.88%	(.26)% A	.41%	.74%	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,079	$ 57,465	$ 42,595	$ 21,063	$ 6,365	$ 1,425
Portfolio turnover rate G	136%	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2011.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended December 31.

L Total distributions of $.10 per share is comprised of distributions from net investment income of $.05 and distributions from net realized gain of $.053 per share.

M Total distributions of $.08 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Global Strategies

Years ended May 31,	2012	2011 H	2010 J	2009 J	2008 J	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.03	.12	.13	.17	.06
Net realized and unrealized gain (loss)	(.68)	.44	1.14	1.79	(2.88)	(.34)
Total from investment operations	(.51)	.47	1.26	1.92	(2.71)	(.28)
Distributions from net investment income	(.16)	(.01)	(.10)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.30)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.47) L	(.02)	(.15)	(.15) K	(.19)	(.13)
Net asset value, end of period	$ 9.04	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Total Return B,C	(5.18)%	4.86%	14.95%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets E,I
Expenses before reductions	.54%	.54% A	.52%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.40%	.40% A	.40%	.40%	.40%	.40% A
Expenses net of all reductions	.39%	.39% A	.40%	.40%	.40%	.40% A
Net investment income (loss)	1.88%	.74% A	1.41%	1.73%	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 213,526	$ 255,351	$ 208,394	$ 138,320	$ 70,674	$ 28,567
Portfolio turnover rate F	136%	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended December 31.

K Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

L Total distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Institutional Class

Years ended May 31,	2012	2011 H	2010 J	2009 J	2008 J	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.03	.12	.13	.17	.07
Net realized and unrealized gain (loss)	(.67)	.44	1.14	1.79	(2.88)	(.35)
Total from investment operations	(.50)	.47	1.26	1.92	(2.71)	(.28)
Distributions from net investment income	(.16)	(.01)	(.10)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.30)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.47) L	(.02)	(.15)	(.15) K	(.19)	(.13)
Net asset value, end of period	$ 9.05	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Total Return B,C	(5.08)%	4.86%	14.95%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets E,I
Expenses before reductions	.54%	.54% A	.52%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.40%	.40% A	.40%	.40%	.40%	.40% A
Expenses net of all reductions	.39%	.39% A	.40%	.40%	.40%	.40% A
Net investment income (loss)	1.88%	.74% A	1.41%	1.73%	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,541	$ 24,973	$ 17,138	$ 7,454	$ 3,648	$ 1,331
Portfolio turnover rate F	136%	200% A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended December 31.

K Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

L Total distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Notes to Consolidated Financial Statements

For the period ended May 31, 2012

1. Organization.

Fidelity Global Strategies Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds, unaffiliated exchange-traded funds (ETFs) and unaffiliated exchange-traded notes (ETNs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class C, Global Strategies and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2012, the Fund held $18,606,579 in the Subsidiary, representing 4.9% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Annual Report

Notes to Consolidated Financial Statements - continued

3. Investments in Fidelity Central Funds - continued

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Consolidated Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. ETFs and ETNs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and

Annual Report

4. Significant Accounting Policies - continued

Security Valuation - continued

may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Consolidated Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's consolidated financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds and ETFs through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of May 31, 2012, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, passive foreign investment companies (PFIC), controlled foreign corporation, partnerships and losses deferred due to wash sales.

Annual Report

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 15,085,778
Gross unrealized depreciation	(12,123,479)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,962,299

Tax Cost	$ 434,590,582

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 8,480,571
Capital loss carryforward	$ (9,027,622)
Net unrealized appreciation (depreciation)	$ 2,962,299

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

No expiration
Short-term	$ (9,027,622)

The tax character of distributions paid was as follows:

	Year Ended May 31, 2012	Five months ended May 31, 2011	Year Ended December 31, 2010
Ordinary Income	$ 14,015,605	$ 618,936	$ 4,805,371
Long-term Capital Gains	6,058,267	-	-
Total	$ 20,073,872	$ 618,936	$ 4,805,371

Annual Report

Notes to Consolidated Financial Statements - continued

5. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $535,009,602 and $594,978,332, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMRC a monthly management fee at the annual rate of .30% of its net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

During the period, FMRC waived a portion of its management fee as described in the Expense Reductions note.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 153,819	$ 5,785
Class T	.25%	.25%	151,896	697
Class B	.75%	.25%	52,831	39,643
Class C	.75%	.25%	537,750	171,040
			$ 896,296	$ 217,165

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 35,753
Class T	9,707
Class B*	9,873
Class C*	11,666
$ 66,999

* When Class B an Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $49 for the period.

Annual Report

Notes to Consolidated Financial Statements - continued

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $604 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $243,901, including $200 from securities loaned to FCM.

10. Expense Reductions.

FMRC has contractually agreed to waive the Fund's management fee in an amount equal to .10% of the Fund's average net assets, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2013. During the period, this waiver reduced the Fund's management fee by $401,997.

FMRC has also contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary. During the period, this waiver reduced the Fund's management fee by $127,001.

Annual Report

10. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $62,160.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $443.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended May 31, 2012	Five months ended May 31, 2011	Year ended December 31, 2010
From net investment income
Class A	$ 931,630	$ 32,274	$ 499,122
Class T	399,214	15,977	197,243
Class B	47,084	3,136	13,225
Class C	518,066	25,009	156,012
Global Strategies	3,920,028	119,099	2,170,963
Institutional Class	570,304	11,403	175,298
Total	$ 6,386,326	$ 206,898	$ 3,211,863
From net realized gain
Class A	$ 2,175,718	$ 64,089	$ 251,525
Class T	985,625	31,953	130,917
Class B	175,776	6,273	26,325
Class C	1,745,495	49,577	183,392
Global Strategies	7,743,789	238,199	933,188
Institutional Class	861,143	21,947	68,161
Total	$ 13,687,546	$ 412,038	$ 1,593,508

Annual Report

Notes to Consolidated Financial Statements - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

Shares
	Year ended May 31, 2012	Five months ended May 31, 2011	Year ended December 31, 2010
Class A
Shares sold	1,902,905	2,275,928	4,258,684
Reinvestment of distributions	302,245	8,617	65,064
Shares redeemed	(3,157,263)	(1,097,466)	(2,183,627)
Net increase (decrease)	(952,113)	1,187,079	2,140,121
Class T
Shares sold	623,747	560,806	1,186,852
Reinvestment of distributions	133,599	4,572	32,065
Shares redeemed	(651,553)	(415,429)	(445,241)
Net increase (decrease)	105,793	149,949	773,676
Class B
Shares sold	50,505	95,683	323,080
Reinvestment of distributions	23,219	942	4,212
Shares redeemed	(183,575)	(77,872)	(104,068)
Net increase (decrease)	(109,851)	18,753	223,224
Class C
Shares sold	1,245,848	1,610,037	2,447,418
Reinvestment of distributions	236,829	7,522	35,182
Shares redeemed	(1,567,115)	(290,202)	(488,696)
Net increase (decrease)	(84,438)	1,327,357	1,993,904
Global Strategies
Shares sold	5,993,989	6,681,159	11,680,798
Reinvestment of distributions	1,183,514	34,803	309,778
Shares redeemed	(9,060,977)	(2,996,262)	(6,562,679)
Net increase (decrease)	(1,883,474)	3,719,700	5,427,897
Institutional Class
Shares sold	2,118,524	772,909	1,159,147
Reinvestment of distributions	88,977	1,794	15,054
Shares redeemed	(1,987,297)	(72,107)	(264,662)
Net increase (decrease)	220,204	702,596	909,539

Annual Report

12. Share Transactions - continued

Dollars
	Year ended May 31, 2012	Five months ended May 31, 2011	Year ended December 31, 2010
Class A
Shares sold	$ 17,483,786	$ 22,062,319	$ 37,796,195
Reinvestment of distributions	2,802,313	82,975	607,250
Shares redeemed	(28,620,635)	(10,596,922)	(19,226,107)
Net increase (decrease)	$ (8,334,536)	$ 11,548,372	$ 19,177,338
Class T
Shares sold	$ 5,736,865	$ 5,439,063	$ 10,467,996
Reinvestment of distributions	1,230,914	43,935	297,528
Shares redeemed	(5,871,407)	(4,010,197)	(3,888,800)
Net increase (decrease)	$ 1,096,372	$ 1,472,801	$ 6,876,724
Class B
Shares sold	$ 469,045	$ 925,208	$ 2,770,584
Reinvestment of distributions	215,423	9,038	38,499
Shares redeemed	(1,655,145)	(753,939)	(908,372)
Net increase (decrease)	$ (970,677)	$ 180,307	$ 1,900,711
Class C
Shares sold	$ 11,304,101	$ 15,501,323	$ 21,262,519
Reinvestment of distributions	2,175,936	71,677	322,701
Shares redeemed	(13,982,359)	(2,784,658)	(4,250,410)
Net increase (decrease)	$ (502,322)	$ 12,788,342	$ 17,334,810
Global Strategies
Shares sold	$ 55,198,460	$ 65,085,263	$ 104,146,943
Reinvestment of distributions	10,967,814	336,196	2,900,626
Shares redeemed	(81,851,162)	(29,149,019)	(57,103,590)
Net increase (decrease)	$ (15,684,888)	$ 36,272,440	$ 49,943,979
Institutional Class
Shares sold	$ 19,516,046	$ 7,496,668	$ 10,525,818
Reinvestment of distributions	814,111	17,319	141,418
Shares redeemed	(17,772,158)	(702,810)	(2,318,131)
Net increase (decrease)	$ 2,557,999	$ 6,811,177	$ 8,349,105

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly known as Fidelity Fixed-Income Trust) and Shareholders of Fidelity Global Strategies Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Global Strategies Fund (the Fund), a fund of Fidelity Salem Street Trust, including the consolidated schedule of investments, as of May 31, 2012, the related consolidated statement of operations for the year then ended and the consolidated statement of changes in net assets and the consolidated financial highlights for the periods presented. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Global Strategies Fund as of May 31, 2012, the results of its operations for the year then ended and the changes in its net assets and the consolidated financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 23, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. FMRC has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (39)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Strategies Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	07/9/2012	07/6/2012	$0.036	$0.175

The Institutional Class designates 12% of the dividend distributed in December 2011 as qualifying for the dividends-received deduction for corporate shareholders

The Institutional Class designates 40% of the dividend distributed in December 2011 as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Institutional Class	07/11/2011	$0.005	$0.0000
	12/30/2011	$0.048	$0.0092

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfiled, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ADYSI-UANN-0712
1.852681.105

Item 2. Code of Ethics

As of the end of the period, May 31, 2012, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for the fiscal year ended May 31, 2012, for the five month period ended May 31, 2011 and for the fiscal year ended December 31, 2010 for services rendered to Fidelity Global Strategies Fund (the "Fund"):

Services Billed by Deloitte Entities

May 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Strategies Fund	$42,000	$-	$7,800	$350

May 31, 2011 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Strategies Fund	$46,000	$-	$6,500	$100

December 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Strategies Fund	$37,000	$-	$5,100	$-

A Amounts may reflect rounding.

B For the five month period ended May 31, 2011.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	May 31, 2012A	May 31, 2011A,B	December 31, 2010A
Audit-Related Fees	$405,000	$405,000	$645,000
Tax Fees	$-	$-	$-
All Other Fees	$890,000	$40,000	$840,000

A Amounts may reflect rounding.

B For the five month period ended May 31, 2011.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for the fiscal year ended May 31, 2012, for the five month period ended May 31, 2011 and for the fiscal year ended December 31, 2010 are as follows:

Billed By	May 31, 2012 A	May 31 2011 A,B	December 31, 2010 A
Deloitte Entities	$1,410,000	$470,000	$1,585,000

A Amounts may reflect rounding.

B For the five month period ended May 31, 2011.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the periods ended May 31, 2012, May 31, 2011 and December 31, 2010 relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 26, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 26, 2012